Loss from Construction Contract Rescission (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 29, 2015	Dec. 31, 2015	Dec. 31, 2016	Jan. 25, 2013
Loss from Construction contract Rescission
Advance payments made on construction contract at date		$ 202,575	$ 202,575
Cash portion of loss on contract termination related to crew costs		40,155
SHI | Capital Addition Purchase Commitments | Drillships and related equipment
Loss from Construction contract Rescission
Aggregate purchase price of vessels under construction				$ 517,500
Carrying value at date of rescission	$ 315,700
Payments of advances on contract to purchase drillship	$ 181,100
Property and equipment		75,000	$ 75,000
Cash portion of loss on contract termination related to crew costs		$ 2,000